Employee benefit obligations - Amounts recognized in consolidated income statement (Details) - Defined benefit plan - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Employee benefit obligations
Cost of sales-current service cost	$ (27)	$ (28)	$ (38)
Cost of sales-past service credit/(charge)	8	54	(6)
SGA-current service cost	(4)	(3)	(4)
Current service cost and administration costs excluding finance expense	(23)	23	(48)
Finance expense (Note 5)	(14)	(18)	(16)
Current service cost and administration costs	(37)	5	(64)
Discontinued operations
Employee benefit obligations
Current service cost and administration costs		1
Aggregate continuing and discontinued operations
Employee benefit obligations
Current service cost and administration costs	$ (37)	$ 6	$ (64)